Securities (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Carrying value of securities and term to maturity

Carrying value of securities

	IFRS 9
	As at October 31, 2018
	Term to maturity (1)					With no specific maturity	Total
(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years
Trading (2)
Canadian government debt	$1,860	$7,237	$7,983	$2,244	$6,599	$–	$25,923
U.S. state, municipal and agencies debt	595	3,715	9,836	5,119	13,899	–	33,164
Other OECD government debt	1,367	3,932	3,456	635	779	–	10,169
Mortgage-backed securities	–	–	114	93	794	–	1,001
Asset-backed securities	126	14	215	369	409	–	1,133
Corporate debt and other debt							–
Bankers’ acceptances	326	–	–	–	–	–	326
Certificates of deposit	300	84	48	3	25	–	460
Other (3)	2,120	4,058	6,720	3,099	5,543	–	21,540
Equities	–	–	–	–	–	34,542	34,542
	6,694	19,040	28,372	11,562	28,048	34,542	128,258
Fair value through other comprehensive income (2)
Canadian government debt
Federal
Amortized cost	–	–	173	15	56	–	244
Fair value	–	–	169	15	54	–	238
Yield (4)	–	–	1.7%	1.8%	4.5%	–	2.3%
Provincial and municipal
Amortized cost	–	51	673	236	618	–	1,578
Fair value	–	51	672	234	597	–	1,554
Yield (4)	–	1.7%	2.9%	2.0%	4.0%	–	3.1%
U.S. state, municipal and agencies debt
Amortized cost	1,355	132	2,766	635	13,112	–	18,000
Fair value	1,355	131	2,768	643	13,239	–	18,136
Yield (4)	2.4%	2.1%	2.3%	3.2%	3.0%	–	2.8%
Other OECD government debt
Amortized cost	225	86	1,090	67	1	–	1,469
Fair value	225	86	1,091	67	1	–	1,470
Yield (4)	0.6%	2.4%	2.3%	1.4%	4.2%	–	2.0%
Mortgage-backed securities
Amortized cost	–	–	59	193	1,924	–	2,176
Fair value	–	–	59	193	1,922	–	2,174
Yield (4)	–	–	1.6%	3.4%	2.9%	–	2.9%
Asset-backed securities
Amortized cost	–	–	–	2,662	4,442	–	7,104
Fair value	–	–	–	2,657	4,445	–	7,102
Yield (4)	–	–	–	3.6%	3.4%	–	3.4%
Corporate debt and other debt
Amortized cost	4,119	1,769	10,785	399	367	–	17,439
Fair value	4,120	1,772	10,783	390	354	–	17,419
Yield (4)	1.5%	1.8%	2.0%	3.0%	4.1%	–	1.9%
Equities
Cost	–	–	–	–	–	197	197
Fair value (5)	–	–	–	–	–	382	382
Loan substitute securities
Cost	–	–	–	–	–	25	25
Fair value	–	–	–	–	–	24	24
Yield (4)	–	–	–	–	–	5.7%	5.7%
Amortized cost	5,699	2,038	15,546	4,207	20,520	222	48,232
Fair value	5,700	2,040	15,542	4,199	20,612	406	48,499
Amortized Cost (2)
Canadian government debt	1,762	1,427	10,863	2,381	–	–	16,433
U.S. state, municipal and agencies debt	69	115	2,231	2,177	9,736	–	14,328
Other OECD government debt	2,601	1,386	2,800	–	–	–	6,787
Asset-backed securities	–	5	1,035	29	–	–	1,069
Corporate debt and other debt	253	1,434	5,566	161	78	–	7,492
Amortized cost, net of allowance	4,685	4,367	22,495	4,748	9,814	–	46,109
Fair value	4,687	4,360	22,286	4,635	9,399	–	45,367
Total carrying value of securities	$17,079	$25,447	$66,409	$20,509	$58,474	$34,948	$222,866

	IAS 39
	As at October 31, 2017
	Term to maturity (1)					With no specific maturity
(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years		Total
Trading (2)
Canadian government debt	$1,757	$11,362	$8,047	$1,447	$6,112	$–	$28,725
U.S. state, municipal and agencies debt	3,527	2,031	4,685	4,145	16,472	–	30,860
Other OECD government debt	834	4,846	4,843	260	571	–	11,354
Mortgage-backed securities	–	–	67	22	1,209	–	1,298
Asset-backed securities	85	63	249	162	173	–	732
Corporate debt and other debt
Bankers’ acceptances	246	–	–	–	–	–	246
Certificates of deposit	28	22	67	4	5	–	126
Other (3)	2,625	5,038	6,010	2,784	4,907	–	21,364
Equities	–	–	–	–	–	32,952	32,952
	9,102	23,362	23,968	8,824	29,449	32,952	127,657
Available-for-sale (2)
Canadian government debt
Federal
Amortized cost	5	–	1,528	17	58	–	1,608
Fair value	5	–	1,521	17	58	–	1,601
Yield (4)	1.7%	–	0.9%	1.8%	4.3%	–	1.1%
Provincial and municipal
Amortized cost	25	71	1,838	41	539	–	2,514
Fair value	25	71	1,836	40	531	–	2,503
Yield (4)	1.6%	2.0%	2.1%	2.8%	4.1%	–	2.5%
U.S. state, municipal and agencies debt
Amortized cost	1,284	2,768	1,087	1,723	22,615	–	29,477
Fair value	1,284	2,765	1,085	1,720	22,661	–	29,515
Yield (4)	1.2%	1.6%	1.5%	3.0%	2.7%	–	2.5%
Other OECD government debt
Amortized cost	824	2,367	5,894	60	–	–	9,145
Fair value	824	2,367	5,901	60	–	–	9,152
Yield (4)	0.4%	1.0%	1.5%	1.1%	–	–	1.3%
Mortgage-backed securities
Amortized cost	–	–	–	15	919	–	934
Fair value	–	–	–	15	919	–	934
Yield (4)	–	–	–	2.9%	2.2%	–	2.3%
Asset-backed securities
Amortized cost	960	67	688	3,030	1,774	–	6,519
Fair value	956	67	690	3,039	1,745	–	6,497
Yield (4)	1.2%	1.6%	1.6%	2.6%	2.4%	–	2.2%
Corporate debt and other debt
Amortized cost	3,332	2,917	17,006	461	680	–	24,396
Fair value	3,336	2,918	17,060	464	681	–	24,459
Yield (4)	1.3%	1.5%	1.8%	2.8%	4.6%	–	1.8%
Equities
Cost	–	–	–	–	–	875	875
Fair value	–	–	–	–	–	1,188	1,188
Loan substitute securities
Cost	–	–	–	–	–	29	29
Fair value	–	–	–	–	–	28	28
Yield (4)	–	–	–	–	–	4.3%	4.3%
Amortized cost	6,430	8,190	28,041	5,347	26,585	904	75,497
Fair value	6,430	8,188	28,093	5,355	26,595	1,216	75,877
Amortized Cost (2)
Amortized cost	9	54	5,960	4,754	4,068	–	14,845
Fair value	9	54	5,941	4,761	4,006	–	14,771
Total carrying value of securities	$15,541	$31,604	$58,021	$18,933	$60,112	$34,168	$218,379

(1)	Actual maturities may differ from contractual maturities shown above as borrowers may have the right to extend or prepay obligations with or without penalties.
(2)	Trading securities and FVOCI securities (Available-for-sale securities under IAS 39) are recorded at fair value. Amortized cost securities, included in Investment securities (Held-to-maturity under IAS 39), are recorded at amortized cost, and under IFRS 9 are presented net of allowance for credit losses.
(3)	Primarily composed of corporate debt, supra-national debt, and commercial paper.
(4)	The weighted average yield is derived using the contractual interest rate and the carrying value at the end of the year for the respective securities.
(5)	Certain equity securities that are not held-for-trading purposes are designated as FVOCI. For the year ended October 31, 2018, we disposed of $8 million of equity securities measured at FVOCI. The cumulative loss on the date of disposals was $1 million.

Unrealized gains and losses on securities at fair value through other comprehensive income (1) (2) (3)

	IFRS 9
	As at October 31, 2018
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian government debt
Federal	$244	$–	$(6)	$238
Provincial and municipal	1,578	2	(26)	1,554
U.S. state, municipal and agencies debt (4)	18,000	285	(149)	18,136
Other OECD government debt	1,469	2	(1)	1,470
Mortgage-backed securities	2,176	1	(3)	2,174
Asset-backed securities
CDO	6,248	1	(10)	6,239
Non-CDO securities	856	9	(2)	863
Corporate debt and other debt	17,439	22	(42)	17,419
Equities	197	186	(1)	382
Loan substitute securities	25	–	(1)	24
	$48,232	$508	$(241)	$48,499

Unrealized gains and losses on available-for-sale securities (1) (2)

	IAS 39
	As at October 31, 2017
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian government debt
Federal	$1,608	$2	$(9)	$1,601
Provincial and municipal	2,514	7	(18)	2,503
U.S. state, municipal and agencies debt (4)	29,477	242	(204)	29,515
Other OECD government debt	9,145	18	(11)	9,152
Mortgage-backed securities	934	1	(1)	934
Asset-backed securities
CDO	3,610	13	–	3,623
Non-CDO securities	2,909	10	(45)	2,874
Corporate debt and other debt	24,396	106	(43)	24,459
Equities	875	320	(7)	1,188
Loan substitute securities	29	–	(1)	28
	$75,497	$719	$(339)	$75,877

(1)	The majority of the MBS are residential. Cost/Amortized cost, gross unrealized gains, gross unrealized losses and fair value related to commercial MBS are $1,442 million, $nil, $6 million and $1,436 million, respectively as at October 31, 2018 (October 31, 2017 – $727 million, $1 million, $1 million and $727 million, respectively).
(2)	Excludes $46,109 million of held-to-collect securities as at October 31, 2018 that are carried at amortized cost, net of allowance for credit losses (October 31, 2017 – $14,845 million of held-to-maturity securities that are carried at amortized cost).
(3)	Gross unrealized gains and losses includes $11 million of allowance for credit losses on debt securities at FVOCI as at October 31, 2018 recognized in income and Other components of equity.
(4)	Includes securities issued by U.S. non-agency entities backed by government insured assets, MBS and asset-backed securities issued by U.S. government agencies.

Unrealized gains and losses on securities at fair value through other comprehensive income

Unrealized gains and losses on securities at fair value through other comprehensive income (1) (2) (3)

	IFRS 9
	As at October 31, 2018
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian government debt
Federal	$244	$–	$(6)	$238
Provincial and municipal	1,578	2	(26)	1,554
U.S. state, municipal and agencies debt (4)	18,000	285	(149)	18,136
Other OECD government debt	1,469	2	(1)	1,470
Mortgage-backed securities	2,176	1	(3)	2,174
Asset-backed securities
CDO	6,248	1	(10)	6,239
Non-CDO securities	856	9	(2)	863
Corporate debt and other debt	17,439	22	(42)	17,419
Equities	197	186	(1)	382
Loan substitute securities	25	–	(1)	24
	$48,232	$508	$(241)	$48,499
Unrealized gains and losses on available-for-sale securities (1) (2)
	IAS 39
	As at October 31, 2017
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian government debt
Federal	$1,608	$2	$(9)	$1,601
Provincial and municipal	2,514	7	(18)	2,503
U.S. state, municipal and agencies debt (4)	29,477	242	(204)	29,515
Other OECD government debt	9,145	18	(11)	9,152
Mortgage-backed securities	934	1	(1)	934
Asset-backed securities
CDO	3,610	13	–	3,623
Non-CDO securities	2,909	10	(45)	2,874
Corporate debt and other debt	24,396	106	(43)	24,459
Equities	875	320	(7)	1,188
Loan substitute securities	29	–	(1)	28
	$75,497	$719	$(339)	$75,877

(1)	The majority of the MBS are residential. Cost/Amortized cost, gross unrealized gains, gross unrealized losses and fair value related to commercial MBS are $1,442 million, $nil, $6 million and $1,436 million, respectively as at October 31, 2018 (October 31, 2017 – $727 million, $1 million, $1 million and $727 million, respectively).
(2)	Excludes $46,109 million of held-to-collect securities as at October 31, 2018 that are carried at amortized cost, net of allowance for credit losses (October 31, 2017 – $14,845 million of held-to-maturity securities that are carried at amortized cost).
(3)	Gross unrealized gains and losses includes $11 million of allowance for credit losses on debt securities at FVOCI as at October 31, 2018 recognized in income and Other components of equity.
(4)	Includes securities issued by U.S. non-agency entities backed by government insured assets, MBS and asset-backed securities issued by U.S. government agencies.

Summary of Allowance for credit losses - Securities at Amortized Cost

Allowance for credit losses – securities at FVOCI (1)

	IFRS 9
	For the year ended October 31, 2018
	Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$3	$22	$–	$25
Provision for credit losses
Transfers in (out) to Stage 1	5	(5)	–	–
Transfers in (out) to Stage 2	–	–	–	–
Transfers in (out) to Stage 3	(36)	–	36	–
Purchases and originations	85	–	–	85
Derecognitions and maturities	(47)	(17)	25	(39)
Remeasurements	(8)	7	–	(1)
Write-offs	–	–	(62)	(62)
Exchange rate and other	2	–	1	3
Balance at end of period	$4	$7	$–	$11

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in profit or loss is presented in Other components of equity.

Allowance for credit losses – securities at amortized cost

	IFRS 9
	For the year ended October 31, 2018
	Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$9	$45	$–	$54
Provision for credit losses
Transfers in (out) to Stage 1	3	(3)	–	–
Transfers in (out) to Stage 2	(7)	7	–	–
Transfers in (out) to Stage 3	–	(2)	2	–
Purchases and originations	5	–	–	5
Derecognitions and maturities	(3)	(11)	–	(14)
Remeasurements	(2)	(3)	–	(5)
Write-offs	–	–	(2)	(2)
Exchange rate and other	1	(1)	–	–
Balance at end of period	$6	$32	$–	$38

Summary of Credit risk exposure on Investment Securities by internal risk rating

Credit risk exposure by internal risk rating

The following table presents the fair value of debt securities at FVOCI and the gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings as at the reporting date as outlined in the internal ratings maps in the Credit Risk section of Management’s Discussion and Analysis.

	IFRS 9
	As at October 31, 2018
	Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$46,956	$479	$–	$47,435
Non-investment grade	500	33	–	533
Impaired	–	–	125	125
	47,456	512	125	48,093
Items not subject to impairment (2)				406
				48,499
Securities at amortized cost
Investment grade	44,958	119	–	45,077
Non-investment grade	367	703	–	1,070
Impaired	–	–	–	–
	45,325	822	–	46,147
Allowance for credit losses	6	32	–	38
Amortized cost	$45,319	$790	$–	$46,109

(1)	Includes $125 million of purchased credit impaired securities of which $67 million represents expected credit losses recorded on initial recognition.
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.

Net gains and losses on available-for-sale securities

Net gains and losses on available-for-sale securities (1)

IAS 39
(Millions of Canadian dollars)	For the year ended October 31, 2017
Realized gains	$246
Realized losses	(22)
Impairment losses	(52)
$172

(1)	The following related to our insurance operations were excluded from Net gains and losses on AFS securities and were included in Insurance premiums, investment and fee income in the Consolidated Statements of Income for the year ended October 31, 2017: Realized gains of $23 million, realized losses of $1 million and $nil in impairment losses.

Financial instruments reclassified from FVTPL in current and prior periods under IFRS 9 and prior periods under IAS 39

Financial instruments reclassified in prior periods

	IAS 39
	As at October 31, 2017
(Millions of Canadian dollars)	Carrying value	Fair value
Financial assets – Available-for-sale reclassified to loans and receivables (1) (2)
Canadian government debt – Federal	$2,747	$2,737
Financial assets – Available-for-sale reclassified to held-to-maturity (1)
Canadian government debt – Federal	3,674	3,645
	$6,421	$6,382

(1)	On October 1, 2015, we reclassified $4,132 million and $5,240 million, respectively, of certain debt securities from classified as AFS to loans and receivables, and from classified as AFS to held-to-maturity.
(2)	During the year ended October 31, 2016, we reclassified $897 million of certain debt securities from classified as AFS to loans and receivables.

Summary of Amounts Recorded in Net Income and OCI from the Debt Securities After the Reclassification

The following table provides the amounts recorded in net income and OCI from the debt securities after the reclassification.

	IAS 39
	For the year ended October 31, 2017
(Millions of Canadian dollars)	Unrealized gains (losses) during the period (1)	Interest income/ gains (losses) recognized in net income during the period
Available-for-sale reclassified to loans and receivables (2)
Canadian government debt – Federal	$(15)	$56
Available-for-sale reclassified to held-to-maturity (2)
Canadian government debt – Federal	(77)	128
	$(92)	$184

(1)	This represents the unrealized gains or losses that would have been recognized in profit or loss (for reclassifications from FVTPL) or OCI (for reclassifications from AFS) had the assets not been reclassified.
(2)	Interest income/gains (losses) recognized in net income during the period includes amortization of net unrealized gains associated with reclassified assets that were included in Other components of equity on the date of reclassification.